Derivative Liabilities (Details 2) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 4,194,634	$ 175,853	$ 175,853	$ 892,503
Fair value of derivative liabilities for redemption feature of promissory notes payable	289,670	2,336,456	3,309,880
Change in fair value of derivative liabilities - warrants	28,871	5,702	708,901	(716,650)
Ending balance	$ 4,513,175	$ 2,518,011	$ 4,194,634	$ 175,853